Stock Option and Purchase Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	332,800	297,400	297,650
Shares, Granted	40,000	40,000	40,000
Shares, Exercised	(55,845)	(2,600)	(2,600)
Shares, Expired	(41,500)	(2,000)	(37,650)
Shares, Terminated	(4,000)
Shares, Ending Balance	271,455	332,800	297,400
Weighted Average Exercise Price, Beginning Balance	$ 28.19	$ 28.32	$ 33.01
Weighted Average Exercise Price, Granted	$ 25.64	$ 26.53	$ 22.47
Weighted Average Exercise Price, Exercised	$ 13.78	$ 10.92	$ 10.92
Weighted Average Exercise Price, Expired	$ 52.68	$ 37.58	$ 60.36
Weighted Average Exercise Price, Terminated	$ 17.59
Weighted Average Exercise Price, Ending Balance	$ 27.19	$ 28.19	$ 28.32
Weighted Average Remaining Contractual Term, Balance at June 30, 2013	5 years 4 months 24 days
Aggregate Intrinsic Value, Balance at June 30, 2013	$ 3,830
Exercisable Shares	139,955	192,700	155,800
Shares of common stock available for grant	153,993
Weighted Average Exercise Price, Exercisable	$ 29.95	$ 33.69	$ 38.37
Weighted Average Remaining Contractual Term, Exercisable	4 years 4 months 24 days	4 years 6 months	4 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable	$ 2,104	$ 702	$ 479